NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (6,543)	$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
Net loss attributable to ordinary shareholders		$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
Denominator:
Weighted-average ordinary shares outstanding, basic			46,603,282	46,743,539	45,800,696
Weighted-average ordinary shares outstanding, diluted		47,667,440	46,603,282	46,743,539	45,800,696
Net loss per share attributable to common stockholders, basic		$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)
Net loss per share attributable to common stockholders,diluted		$ (1.00)	$ (0.32)	$ (0.46)	$ (0.33)